Debt - Schedule of Long-Term Debt Components (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Current maturities of long term debt	$ 6,077	$ 6,079	$ 28
Total long-term debt	536,200	498,300
Transaction Costs	(5,900)	(6,300)	(1,500)
Total	536,400	498,100	609,000
Capital Lease			100
Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	65,400	67,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	220,800	181,300
First In Last Out Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	100,000	100,000
2017 Credit Agreement [Member]
Debt Instrument [Line Items]
Current maturities of long term debt	6,100	6,100
2017 Credit Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt		73,100
2017 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		181,300
2017 Credit Agreement [Member] | First In Last Out Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		100,000
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Total long-term debt			260,400
2013 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 150,000	$ 150,000	150,000
Receivables Securitization Program [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 200,000